Shareholder Fees - FidelityActiveEquityETFs-ComboPRO	Nov. 29, 2023 USD ($)
FidelityActiveEquityETFs-ComboPRO | Fidelity Real Estate Investment ETF
Shareholder Fees:
(fees paid directly from your investment)	none